Pension and Post-Retirement and Post-Employment Benefits - Schedule of Actuarial Gains and Losses and Prior Service Costs Recorded Within Regulatory Assets (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Pension Benefits [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Actuarial loss (gain) for the year	$ (654)	$ 352
Recognition of prior service	0	0
Post-Retirement and Post-Employment Benefits [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Actuarial loss (gain) for the year	(158)	(197)
Recognition of prior service	3	0
Pension Benefit Regulatory Asset [Member] | Post-Retirement and Post-Employment Benefits [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Actuarial loss (gain) for the year	(350)	159
Amortization of actuarial losses	(84)	(79)
Total actuarial gains and losses and prior service costs	(434)	80
Post Retirement and Employment Benefits Regulatory Assets [Member] | Pension Benefits [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Actuarial loss (gain) for the year	(158)	(197)
Amortization of actuarial losses	(15)	(16)
Recognition of prior service	(3)	0
Amounts not subject to regulatory treatment	10	6
Total actuarial gains and losses and prior service costs	$ (166)	$ (207)